Supplement to the December 1, 2004  Prospectus, as supplemented, for the Spinnaker Plus Variable Annuity

                     Supplement dated May 25, 2006

Symetra Life Insurance Company ("Symetra Life" or "we") previously communicated to you that due to an administrative error, instead of purchasing and redeeming Series II shares of the AIM International Growth Fund and the AIM Capital Development Fund (the "Portfolios") we actually purchased and redeemed Series I shares of the Portfolios. As a result, contract holders who had elected to invest in the AIM International Growth Fund Series II shares or the AIM Capital Development Fund Series II shares actually received the AIM International Growth Fund Series I shares or AIM Capital Development Fund Series I shares. We had communicated to you that effective March 15, 2006, we would begin purchasing and redeeming the correct Series II shares of the Portfolios as previously disclosed in your prospectus(es), and only the Series II shares would be available for purchase payment allocations and transfers under your contract. The Series II shares charged a daily
12b-1 or service fee.

Symetra Life has decided to open Series I shares of the Portfolios to those contract holders who had assets invested in them as of March 14, 2006.
This means that the Series I shares of the Portfolios are available for purchase payment allocations and transfers under your contract. Any purchase payments or transfers designated for investment in the Portfolios will be automatically invested in Series I shares. Any allocations made between March 15, 2006 and the date of this supplement that were invested in the Series II shares of the Portfolios will be invested into the Series I shares of the Portfolios, and any difference in performance that negatively impacted your contract for this period of time will be credited to your contract value. All such allocation changes and credits will be completed for affected contract owners on or before May 25, 2006.

For more information regarding the investment options and fees and expenses for the Series I shares of the Portfolios, please refer to your May 1, 2006 prospectus, as supplemented.

The disclosure for the Portfolios under the Section titled Portfolio Operating Expenses on page 5 is replaced with the following:


													   Net Total
                											   Annual
	 				                  Distribution	          Total			   Portfolio
  			                       Management   Service 	 Other	  Annual    Contractual	   Operating
	       		                         Fees     (12b-1) Fees	Expenses  Portfolio Expense Waiver  Expenses
									          Operating       or	   (After any
									          Expenses  Reimbursement  reimbursement
													   and waiver
													   agreements)
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund 		0.75%	    None	 0.34%	   1.09%	--	    1.09% (2)(3)
(Series I shares) (1)

AIM V.I. International Growth Fund 		0.73%	    None	 0.38%	   1.11% 	--	    1.11% (2)
(Series I Shares) (1)

------------------------
(1) This portfolio is only available if you have been continously invested in it since March 14, 2006.

(2) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of
    Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series shares to 1.30% of average daily net assets.  The expense limitation agreement is in effect through April 30, 2007.

(3) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees.  The fee waiver reflects this agreement.






The information under Section 3: Investment Options of the prospectus is replaced with the  following:

                     THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN
                        CONTINUOUSLY INVESTED IN THEM SINCE MARCH 14, 2006

        PORTFOLIO NAME			  INVESTMENT OBJECTIVE		            INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
---------------------------------------
AIM V.I. Capital Development Fund 	  The Fund's investment objective is long    A I M Advisors, Inc.
(Series I shares)		          term growth of capital.
----------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Fund 	  The Fund's investment objective is to      A I M Advisors, Inc.
(Series I Shares) 			  provide long-term growth of capital.
----------------------------------------------------------------------------------------------------------------------

Series II shares of the above portfolios are available to all policy owners under this policy.  If  Series
I and Series II of the AIM V.I. Capital Development Fund and/or the AIM V.I. International Growth Fund are
available to a policy owner, we will allocate investments to the Series I fund.
-----------------------------------------------------------------------------------------------------------------------


     Contacting Symetra.  If you have any questions, you can contact a Symetra Financial Client Services
Representative at (800)796-3872. You can also use our website at www.Symetra.com.

     Before investing or changing your investments, carefully consider the investment objectives, risks, charges and expenses of the Portfolios. This and other information is contained in the contract prospectus and the Portfolio prospectuses. Please contact us or your Registered Representative for free copies of the prospectuses and read them carefully before investing.
